Investments in Affiliated Companies	12 Months Ended
Dec. 31, 2017
Investments in and Advances to Affiliates [Abstract]
Investments in Affiliated Companies
8.	INVESTMENTS IN AFFILIATED COMPANIES

During the fourth quarter of 2017, the Company formed a new venture in China with Hubei Aviation Precision Machinery Co., Ltd. [“HAPM”]. HAPM is a Chinese automotive seat mechanism and structure component supplier. Under the terms of the arrangement, HAPM transferred several of its China manufacturing operations to the new venture and has a 50.1% controlling interest. The Company contributed one of its China manufacturing operations and received net proceeds of $54 million for a 49.9%, non-controlling equity interest. The transaction resulted in a deconsolidation of the Company’s China manufacturing operation. As a result, a gain of $45 million [$34 million after tax] was recorded in Other expense, net in the Consolidated Statement of Income.

The Company uses the equity method of accounting for its investments in entities over which it does not have control, but is able to exercise significant influence over operating and financial policies.

The ownership percentages and carrying value of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2017	2016
Litens Automotive Partnership [“Litens”] [i]	76.7%	$221	$173
Getrag (Jiangxi) Transmission Co., Ltd	66.7%	$1,161	$1,015
Getrag Ford Transmission GmbH	50.0%	$334	$325
Dongfeng Getrag Transmission Co. Ltd [“DGT”] [ii]	50.0%	$84	$79
HAPM	49.9%	$116	$—

[i]	Litens – The Company accounts for its investment in Litens under the equity method of accounting as a result of significant participating rights that prevent control.
[ii]

DGT – DGT is a variable interest entity [“VIE”] and depends on the Company and the Dongfeng Motor Group Company for any additional cash needs. The Company cannot make key operating decisions considered to be most significant to the VIE, and is therefore not considered to be the primary beneficiary. Our known maximum exposure to loss approximated the carrying value of our investment balance as at December 31, 2017.

A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:

Summarized Balance Sheets

	2017	2016
Current assets	$2,041	$2,478

Non-current assets	$4,159	$4,450

Current liabilities	$1,516	$2,329

Long-term liabilities	$1,378	$1,268

Summarized Income Statements

	2017	2016
Sales	$5,425	$5,009
Cost of goods sold, expenses and income taxes	5,099	4,668

Net income	$326	$341

An impairment charge of $17 million was recorded for the year ended December 31, 2017. No impairment charges were recorded for the year ended December 31, 2016. Sales to equity method investees were approximately $284 million and $214 million for the years ended December 31, 2017 and 2016, respectively.

Variable Interest Entities

The Company has two equity method investees that are variable interest entities, in which the Company is the primary beneficiary and has the power to direct the activities that are considered most significant to the entities. As a result, the assets, liabilities, and results of operations of these variable interest entities are included in the Company’s Consolidated Financial Statements. The Company’s maximum exposure to any potential losses associated with these affiliated companies is limited to its investment, and was $139 million and $187 million at December 31, 2017 and 2016, respectively.

The carrying amounts and classification of assets and liabilities included in the Company’s consolidated balance sheet related to the consolidated VIEs are as follows:

	2017	2016
Current assets	$260	$256
Non-current assets	134	221

Total assets	$394	$477

Current liabilities	$251	$288
Non-current liabilities	4	2

Total liabilities	$255	$290

Assets recognized as a result of consolidating these VIEs do not represent additional assets that could be used to satisfy claims against the Company’s general assets. Conversely, liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets; rather, they represent claims against the specific assets of the consolidated VIEs.